Debt (Notes)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
DEBT
DEBT

DEBT BALANCE, NET OF UNAMORTIZED ISSUANCE COSTS (in millions)

	December 31,
	2016	2015
Revolving Credit Facility	$330	$305
Dropdown Credit Facility	—	—
Term Loan Facility	—	250
5.500% Senior Notes due 2019	500	500
5.875% Senior Notes due 2020 (a)	470	470
6.125% Senior Notes due 2021 (a)	800	550
6.250% Senior Notes due 2022	800	800
6.375% Senior Notes due 2024	450	—
5.250% Senior Notes due 2025	750	—
Capital lease obligations	9	8
Total Debt	4,109	2,883
Unamortized issuance costs (a)	(55)	(39)
Current maturities, net of unamortized issuance costs	(1)	—
Debt, Net of Current Maturities and Unamortized Issuance Costs	$4,053	$2,844

(a)	Unamortized premiums of $4 million associated with these senior notes are included in unamortized issuance costs at both December 31, 2016 and 2015.

The aggregate maturities of our debt, including the principal payments of our capital lease obligations, for each of the five years following December 31, 2016 are approximately $1 million in 2017 and 2018, $501 million in 2019, $471 million in 2020 and $1.1 billion in 2021.

REVOLVING CREDIT FACILITY AND DROPDOWN CREDIT FACILITY

On January 29, 2016, we amended our existing secured Revolving Credit Facility to revise key terms related to pricing and financial covenants and lowered the aggregate available facility limit from $900 million to $600 million. As a result of this amendment, an immaterial amount of unamortized debt issuance costs were expensed. Additionally on January 29, 2016, we syndicated the $1.0 billion Dropdown Credit Facility. The primary use of proceeds under this facility will be to fund asset acquisitions. The terms, covenants and restrictions under this facility are substantially the same as with our amended secured Revolving Credit Facility. The total aggregate available facility limits for the Revolving Credit Facility and Dropdown Credit Facility totaled $1.6 billion at December 31, 2016. We are allowed to request the loan availability for both the Revolving Credit Facility and the Dropdown Credit Facility be increased up to an aggregate of $2.1 billion, subject to receiving increased commitments from lenders.

Our secured Revolving Credit Facility provided for total loan capacity of $600 million as of December 31, 2016. Borrowings are available under the secured Revolving Credit Facility up to the total loan availability of the facility. Our secured Revolving Credit Facility is non-recourse to Tesoro, except for TLGP, and is guaranteed by all of our consolidated subsidiaries with the exception of certain non-wholly owned subsidiaries acquired in the Rockies Natural Gas Business acquisition and secured by substantially all of our assets. As of December 31, 2016, there was $330 million in borrowings outstanding under the secured Revolving Credit Facility, which had unused credit availability of $270 million, or 45% the borrowing capacity. The weighted average interest rate for borrowings under our Revolving Credit Facility was 2.76% at December 31, 2016.

As of December 31, 2016, the Dropdown Credit Facility provided for total loan availability of $1.0 billion. We had no borrowings outstanding under the Dropdown Credit Facility, resulting in the full loan availability of the borrowing capacity as of December 31, 2016.

The Revolving Credit Facility and the Dropdown Credit Facility ratably share collateral comprised primarily of our property, plant and equipment and both facilities mature on January 29, 2021. In addition, upon an upgrade of our corporate family rating to investment grade from either Moody’s Investors Service or S&P Global Ratings, certain covenants and restrictions under each facility will automatically be eliminated or improved.

COVENANTS. The Revolving Credit Facility, the Dropdown Credit Facility and senior notes contain certain covenants that may, among other things, limit or restrict our ability (as well as those of our subsidiaries) to:

•	incur additional indebtedness and incur liens on assets to secure certain debt;

•	pay and make certain restricted payments;

•	make distributions from its subsidiaries;

•	dispose of assets in excess of an annual threshold amount;

•	in the case of our Revolving Credit Facility, make certain amendments, modifications or supplements to organization documents and material contracts;

•	in the case of the our Revolving Credit Facility, engage in certain business activities;

•	engage in certain mergers or consolidations and transfers of assets; and

•	enter into non-arm’s-length transactions with affiliates.

SENIOR NOTES EXCHANGE

On February 26, 2016, the Partnership commenced an offer to exchange (the “Exchange”) its existing unregistered 5.500% Senior Notes due 2019 (“2019 Notes”) and 6.250% Senior Notes due 2022 (“2022 Notes”) (together, “Unregistered Notes”) for an equal principal amount of senior notes due 2019 at 5.500% and senior notes due 2022 (the “Exchange Notes”) at 6.250%, respectively, that were registered under the Securities Act of 1933, as amended. The aforementioned rates of the Exchange Notes approximate the effective interest rate. On April 14, 2016, the Exchange was completed for all of the 2019 Notes and substantially all of the 2022 Notes. The terms of the Exchange Notes are identical in all material respects (including principal amount, interest rate, maturity and redemption rights) to the Unregistered Notes for which they were exchanged, except that the Exchange Notes generally are not subject to transfer restrictions. The Exchange fulfills all of the requirements of the registration rights agreements for the Unregistered Notes.

SENIOR NOTES

5.500% SENIOR NOTES DUE 2019. In October 2014, we completed a private offering of $1.3 billion aggregate principal amount of senior notes pursuant to a private placement transaction conducted under Rule 144A and Regulation S of the Securities Act of 1933, as amended. The $1.3 billion of aggregate principal senior notes, completed in a private offering (the “Senior Notes Offering”) consisted of $500 million of the 2019 Notes at 5.500%, which approximates the effective interest rate, and $800 million of 6.250% the 2022 Notes. The proceeds from the 2019 Notes were used to repay amounts outstanding under our Revolving Credit Facility related to the West Coast Logistics Assets Acquisition. The remaining net proceeds from the 2019 Notes were used to fund the Rockies Natural Gas Business Acquisition.

The 2019 Notes have no sinking fund requirements. We may redeem some or all of the 2019 Notes prior to September 15, 2019, at a make-whole price, and at par thereafter, plus accrued and unpaid interest. The 2019 Notes are unsecured and guaranteed by all of our consolidated subsidiaries, with the exception of Tesoro Logistics Finance Corp., the co-issuer, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.

We agreed to complete a registered exchange offer to exchange the 2019 Notes for debt securities with substantially identical terms within 18 months of the closing date of the Senior Notes Offering. On April 14, 2016, we completed the Exchange of all of the 2019 Notes.

5.875% SENIOR NOTES DUE 2020. At December 31, 2016, we had $470 million of outstanding senior notes due in 2020 (the “2020 Notes”) at 5.875%, which approximates the effective interest rate, excluding unamortized premiums of $4 million. The 2020 Notes were issued in two offerings, the initial offering of $350 million of unregistered notes effective September 14, 2012 and the secondary offering of $250 million of unregistered notes effective December 17, 2013, which was issued at 102.25% of face value (together the “Unregistered Notes”). In July 2014, we completed an offer to exchange these Unregistered Notes for notes registered under the Securities Act of 1933, as amended (the “Exchange Notes”). In accordance with the terms of the Exchange Notes, each holder of the Unregistered Notes was entitled to receive the Exchange Notes, which are identical in all material respects to the Unregistered Notes (including principal amount, interest rate, maturity and redemption rights), except that the Exchange Notes generally are not subject to transfer restrictions. The exchange offer fulfills all of the requirements of the Registration Rights Agreement for the unregistered note.

The 2020 Notes have no sinking fund requirements. We may redeem some or all of the 2020 Notes at premiums equal to 2.938% through October 1, 2017; 1.469% from October 1, 2017 through October 1, 2018; and at par thereafter, plus accrued and unpaid interest. The 2020 Notes are unsecured and guaranteed by all of our subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer, and any subsidiaries acquired with the Rockies Natural Gas Business Acquisition, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.

In August 2014, we completed a public offering of 2.1 million common units representing limited partner interests, at a price of $67.47 per unit. We used the net proceeds for the redemption of $130 million of the 2020 Notes, and to pay accrued interest and premiums of $4 million and $7 million, respectively. TLGP reimbursed the payment of premiums, which was reflected as a contribution by TLGP as it relates to its ownership of our common units. The $7 million of premiums and $3 million of expenses of unamortized debt issuance costs were included in interest and financing costs, net.

6.125% SENIOR NOTES DUE 2021. In August 2013, we completed a private offering which were exchanged for registered notes of $550 million aggregate principal amount of senior notes due in 2021 (“the 2021 Notes”) at 6.125%, which approximates the effective interest rate. The proceeds of this offering were used to repay the amounts outstanding under our Revolving Credit Facility, which were used to fund a significant portion of the Los Angeles Terminal Assets Acquisition, and to pay a portion of the fees and expenses related to the offering of the 2021 Notes.

The 2021 Notes have no sinking fund requirements and we may redeem some or all of the notes at premiums equal to 4.594% through October 15, 2017; 3.063% from October 15, 2017 through October 15, 2018; 1.531% from October 15, 2018 through October 15, 2019; and at par thereafter, plus accrued and unpaid interest. The 2021 Notes are unsecured and guaranteed by all of our subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer and any subsidiaries acquired with the Rockies Natural Gas Business Acquisition, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.

In May 2016, we completed a registered offering of $250 million aggregate principal amount of senior notes due 2021 (“Supplemental 2021 Notes”) at 6.125%, which approximates the effective interest rate. We used the proceeds of the offering to repay amounts outstanding under the Dropdown Credit Facility.

The Supplemental 2021 Notes were issued under the same indenture governing the existing $550 million of the 2021 Notes and have the same terms. The Supplemental 2021 Notes have no sinking fund requirements and may be redeemed at premiums equal to 4.594% through October 15, 2017; 3.063% from October 15, 2017 through October 15, 2018; 1.531% from October 15, 2018 through October 15, 2019; and at par thereafter, plus accrued and unpaid interest. The Supplemental 2021 Notes are unsecured and guaranteed by all of our subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.

6.250% SENIOR NOTES DUE 2022. In October 2014, we issued $800 million aggregate principal amount of senior notes due in 2022 (the “2022 Notes”) at 6.250%, which approximates the effective interest rate. The proceeds from the 2022 Notes were used to fund a portion of the Rockies Natural Gas Business acquisition.

The 2022 Notes have no sinking fund requirements. We may redeem some or all of the 2022 Notes prior to October 15, 2018, at a make-whole price, plus any accrued and unpaid interest. On or after October 15, 2018, the 2022 Notes may be redeemed at premiums equal to 3.125% through October 15, 2019; 1.563% from October 15, 2019 through October 15, 2020; and at par thereafter, plus accrued and unpaid interest. We will have the right to redeem up to 35% of the aggregate principal amount at 106.25% of face value with proceeds from certain equity issuances through October 15, 2017. The 2022 Notes are unsecured and guaranteed by all of our consolidated subsidiaries, with the exception Tesoro Logistics Finance Corp., the co-issuer, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.

We agreed to complete a registered exchange offer to exchange the 2022 Notes for debt securities with substantially identical terms within 18 months of the closing date of the Senior Notes Offering. On April 14, 2016, we completed the Exchange of substantially all of the 2022 Notes.

6.375% SENIOR NOTES DUE 2024. In May 2016, we completed a registered offering of $450 million aggregate principal amount of senior notes due in 2024 (the “2024 Notes”) at 6.375%, which approximates the effective interest rate. We used the proceeds of the offering to repay amounts outstanding under the Revolving Credit Facility and for general partnership purposes.

The 2024 Notes have no sinking fund requirements and we may redeem some or all of the 2024 Notes, prior to May 1, 2019, at a make-whole price plus accrued and unpaid interest, if any. On or after May 1, 2019, the 2024 Notes may be redeemed at premiums equal to 4.781% through May 1, 2020; 3.188% through May 1, 2021; 1.594% from May 1, 2021 through May 1, 2022; and at par thereafter, plus accrued and unpaid interest. We will have the right to redeem up to 35% of the aggregate principal amount at 106.375% face value with proceeds from certain equity issuances through May 1, 2019. The 2024 Notes are unsecured and guaranteed by all of our subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.

5.250% SENIOR NOTES DUE 2025. On December 2, 2016, we completed a registered offering of $750 million aggregate principal amount of the senior notes due in 2025 (“the 2025 Notes”) at 5.250%, which approximates the effective interest rate. The proceeds from this offering were used to repay amounts outstanding under the Dropdown Credit Facility.

The 2025 Notes have no sinking fund requirements. We may redeem some or all of the 2025 Notes prior to January 15, 2021, at a make-whole price, plus any accrued and unpaid interest. On or after January 15, 2021, the 2025 Notes may be redeemed at premiums equal to 2.625% through January 15, 2022; 1.313% through January 15, 2023; and at par thereafter, plus accrued and unpaid interest. We will have the right to redeem up to 35% of the aggregate principal amount at 105.250% of face value with proceeds from certain equity issuances through January 15, 2020. The 2025 Notes are unsecured and guaranteed by all of our subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.

TERM LOAN

UNSECURED TERM LOAN FACILITY. In November 12, 2015, we entered into a $250 million the Unsecured Term Loan Facility to fund a portion of the LA Storage and Handling Assets from Tesoro. On February 3, 2016, we repaid the full amount of the Unsecured Term Loan Facility, including accrued interest, with proceeds drawn from the Dropdown Credit Facility. All commitments under the Unsecured Term Loan Facility were terminated effective with the repayment.

CAPITAL LEASE OBLIGATIONS

Our capital lease obligations relate to two leases of facilities used for trucking operations in North Dakota with initial terms of 15 years, with five-year renewal options and a right of way with an initial term of 31 years. The total cost of assets under capital leases was $11 million and $9 million for December 31, 2016 and 2015, respectively, and accumulated amortization was $2 million at both December 31, 2016 and 2015. We include the amortization of the cost of assets under capital leases in depreciation and amortization expenses in our consolidated statements of operations.

FUTURE MINIMUM ANNUAL LEASE PAYMENTS, INCLUDING INTEREST FOR THE CAPITAL LEASE (in millions)

December 31, 2016
2017	$1
2018	1
2019	1
2020	1
2021	1
Thereafter	7
Total minimum lease payments	12
Less amount representing interest	(3)
Capital lease obligations	$9